Schedule II: Valuation and Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Balance at beginning of year	$ 1,000,987	$ 535,254
Additions to charged to expenses/other accounts	689,824	465,733
Balance at end of year	$ 1,690,811	$ 1,000,987